Proposed Public Offering - Additional Information (Details) - Common Class A [Member] - $ / shares	May 28, 2021	Mar. 08, 2021
Class of Stock [Line Items]
Price per share sold	$ 10.00
Proposed Public Offering [Member]
Class of Stock [Line Items]
Common stock shares subscribed but not issued		20,000,000
Price per share sold		$ 10.00
Proposed Public Offering Inluding Over Allotment Option [Member]
Class of Stock [Line Items]
Common stock shares subscribed but not issued		23,000,000